Financial instruments – risk management (Details Narrative) £ in Thousands, $ in Thousands	1 Months Ended								12 Months Ended
	Dec. 31, 2025 USD ($)	May 31, 2025 GBP (£)	Dec. 31, 2024 USD ($)	Jul. 31, 2024 GBP (£)	May 31, 2024 GBP (£)	Dec. 31, 2023 GBP (£)	May 31, 2023 GBP (£)	Feb. 28, 2023 GBP (£)	Dec. 31, 2025 GBP (£)	Dec. 31, 2025 USD ($)
Notes and other explanatory information [abstract]
Proceeds from Equity Line of Credit | $										$ 8,920
Warrant Inducement | £		£ 47			£ 4,800
Proceeds from registered offering	$ 10,000			£ 3,900		£ 4,400	£ 2,700
Principle amount | $	$ 600									$ 600
Proceeds from note | $			$ 540
Proceeds from warrants exercised | £									£ 400
Proceeds from private placement | £								£ 5,000